Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated financial statements
Grants and other reimbursements from government agencies and similar bodies	€ 23,736	€ 5,385	€ 808
Other	414	202
Total	€ 24,150	€ 5,587	€ 808